Events occurring after the reporting period (Details) - GBP (£)					4 Months Ended	12 Months Ended
	Oct. 10, 2023	Aug. 03, 2023	Jul. 21, 2023	Jul. 03, 2023	Oct. 27, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Events occurring after the reporting date
Net book value of disposals of intangible assets						£ 8,914,000	£ 14,391,000
Additions or extensions of intangible assets						250,702,000	154,664,000
Drawdown						100,000,000	40,000,000	£ 60,000,000
Borrowings						613,296,000	636,122,000
Revolving facilities
Events occurring after the reporting date
Borrowings						100,000,000	100,000,000
Available facility						300,000,000
Registrations
Events occurring after the reporting date
Net book value of disposals of intangible assets						8,914,000	14,391,000
Additions or extensions of intangible assets						£ 247,355,000	£ 151,564,000
Disposal of playing registrations | Registrations
Events occurring after the reporting date
Proceeds from disposal of registrations, net of associated costs					£ 39,751,000
Net book value of disposals of intangible assets					9,951,000
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable					140,000
Acquisition or extension of playing registrations | Registrations
Events occurring after the reporting date
Additions or extensions of intangible assets					207,967,000
Sell-on fees and contingent consideration payable					£ 1,363,000
Due term of payments					5 years
Signing of sponsorship contract extension | adidas
Events occurring after the reporting date
Term of extension of agreement (in years)			10 years
Revolving facilities drawdowns | Revolving facilities
Events occurring after the reporting date
Drawdown				£ 50,000,000.0
Borrowings	£ 260,000,000.0	£ 200,000,000.0
Available facility	300,000,000.0	300,000,000.0
Revolving facilities drawdowns | Initial revolving facility with Bank of America
Events occurring after the reporting date
Drawdown	35,000,000.0	45,000,000.0		30,000,000.0
Revolving facilities drawdowns | Bilateral facility with Bank of America
Events occurring after the reporting date
Drawdown	12,500,000
Revolving facilities drawdowns | Revolving facility with Santander
Events occurring after the reporting date
Drawdown	£ 12,500,000	£ 5,000,000.0		£ 20,000,000.0